Shareholder Report, Average Annual Return (Details) ITIK_MassMutual Mid Cap Growth Fund_Class Y_TSR Annual {Class Y}	12 Months Ended	32 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Without Sales Load [Member] | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y - without sales charge
Average Annual Return, Percent	3.79%	8.63%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.41%	22.44%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Average Annual Return, Percent	22.02%	21.62%